Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Mar. 31, 2026 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 17,177
2025	21,832
2026	17,646
2027	11,894
2028	11,390
2029 and thereafter	10,776
Net Book Value	$ 90,715